Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Successor
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	1,000,000	1,000,000
Preferred Stock, shares outstanding	1,000,000	1,000,000
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares issued	121,476,215	121,476,215
Common Stock, shares outstanding	121,476,215	121,476,215
Treasury stock common shares at cost		7,769
Predecessor
Preferred Stock, par value (in Dollars per share)			$ 0.0001
Preferred Stock, shares issued			1,000,000
Preferred Stock, shares outstanding			1,000,000
Common Stock, par value (in Dollars per share)			$ 0.01
Common Stock, shares issued			5,700,000
Common Stock, shares outstanding			5,024,802
Treasury stock common shares at cost			7,769